Net income per ordinary share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	82,738,765	81,999,746	82,658,984	81,892,662
Effect of dilutive share options and other awards outstanding under share based compensation programs	622,076	628,187	601,160	724,729
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	83,360,841	82,627,933	83,260,144	82,617,391

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Net income per Ordinary Share:
Basic	$1.78	$1.41	4.04	2.84
Diluted	$1.76	$1.40	4.02	2.81